Document and Entity Information	Sep. 11, 2025
Cover [Abstract]
Entity Registrant Name	CITIGROUP INC
Amendment Flag	false
Entity Central Index Key	0000831001
Document Type	8-K
Document Period End Date	Sep. 11, 2025
Entity Incorporation State Country Code	DE
Entity File Number	1-9924
Entity Tax Identification Number	52-1568099
Entity Address, Address Line One	388 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	(212)
Local Phone Number	559-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false